Expense Example, No Redemption - Pioneer Solutions - Balanced Fund	Dec. 01, 2021 USD ($)
A
Expense Example, No Redemption:
1	$ 683
3	911
5	1,156
10	1,860
C
Expense Example, No Redemption:
1	187
3	579
5	995
10	2,159
K
Expense Example, No Redemption:
1	79
3	246
5	428
10	954
R
Expense Example, No Redemption:
1	131
3	409
5	708
10	1,556
Y
Expense Example, No Redemption:
1	87
3	271
5	471
10	$ 1,049